Research and Development Costs	12 Months Ended
Dec. 31, 2019
Research And Development Costs
Research and Development Costs

18. Research and development costs

Research and development costs amounted to EUR 4,636 thousand (2018: EUR 4,427 thousand; 2017: EUR 4,225 thousand) and include costs for clinical studies as well as expenses for regulatory activities, including the granting, maintenance and expansion of our approvals.